Derivative Instruments (Summary Of Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments [Abstract]
Notional amount	$ 2,185	$ 2,280
Weighted average pay rate on interest-rate swaps	3.75%	3.74%
Weighted average receive rate on interest-rate swaps	1.52%	0.75%
Weighted average maturity (years)	2 years 1 month 6 days	3 years 1 month 6 days
Fair value of interest-rate swaps	$ (56)	$ (122)
Yield maintenance provisions (embedded derivatives)	$ 56	$ 122